Hawaii Municipal Bond Fund

Schedule of Investments

as of September 30, 2023

Face Amount (000)		Value (000)

MUNICIPAL BONDS — 98.0%

Arkansas — 0.7%
$750	Little Rock Arkansas, Ser A, GO 4.000%, 02/01/37	$724

Florida — 0.2%
205	Miami-Dade County, School Board, Ser D, COP 5.000%, 02/01/27	210

Hawaii — 95.3%
	Hawaii County, GO
525	5.000%, 09/01/40	557
1,060	4.000%, 09/01/42	961
	Hawaii County, Ser A, GO
180	5.000%, 09/01/24	182
135	5.000%, 09/01/27	139
510	5.000%, 09/01/30	524
200	5.000%, 09/01/32	205
440	5.000%, 09/01/33	456
35	5.000%, 09/01/35	36
345	5.000%, 09/01/36	355
1,500	4.000%, 09/01/35	1,486
130	4.000%, 09/01/36	130
	Hawaii County, Ser C, GO
125	5.000%, 09/01/27	129
	Hawaii State, Airports System Authority, Ser A, RB, AMT
385	5.000%, 07/01/31	394
1,000	5.000%, 07/01/36	1,038
2,040	5.000%, 07/01/41	2,034
1,000	4.000%, 07/01/39	914
	Hawaii State, Airports System Authority, Ser B, RB, AMT
1,000	5.000%, 07/01/24	1,004
	Hawaii State, Airports System Authority, Ser D, RB
100	5.000%, 07/01/28	106
1,025	5.000%, 07/01/29	1,100
450	5.000%, 07/01/33	482
135	5.000%, 07/01/34	144
260	4.000%, 07/01/39	245

September 30, 2023	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Face Amount (000)		Value (000)

Hawaii — (continued)
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB
$310	4.000%, 01/01/24	$309
	Hawaii State, Department of Budget & Finance, RB
1,000	5.000%, 07/01/26	1,030
1,040	5.000%, 07/01/27	1,084
1,200	5.000%, 07/01/28	1,263
140	4.000%, 01/01/26	137
250	4.000%, 01/01/31	235
	Hawaii State, Department of Budget & Finance, Ser A, RB
75	5.000%, 07/01/29	76
500	5.000%, 07/01/30	508
3,185	5.000%, 07/01/35	3,234
1,355	4.000%, 07/01/40	1,203
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, COP
150	5.000%, 11/01/24	152
530	5.000%, 11/01/26	549
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, RB
15	5.000%, 11/01/25	15
	Hawaii State, Department of Hawaiian Home Lands, RB
240	5.000%, 04/01/24	241
775	5.000%, 04/01/25	787
600	5.000%, 04/01/27	626
240	5.000%, 04/01/29	248
105	5.000%, 04/01/30	108
155	5.000%, 04/01/31	159
10	3.000%, 04/01/32	9
	Hawaii State, Department of Transportation, Airports System, COP, AMT
500	5.250%, 08/01/25	500
1,055	5.000%, 08/01/27	1,054
2,075	5.000%, 08/01/28	2,073
	Hawaii State, Harbor System Revenue, Ser A, RB, AMT
755	5.000%, 07/01/24	759
750	5.000%, 07/01/26	763
475	4.000%, 07/01/36	438
	Hawaii State, Harbor System Revenue, Ser C, RB
1,260	4.000%, 07/01/32	1,248
85	4.000%, 07/01/38	79
1,010	4.000%, 07/01/39	936
800	4.000%, 07/01/40	734

September 30, 2023	www.bishopstreetfunds.com

(unaudited)

Face Amount (000)		Value (000)

Hawaii — (continued)
	Hawaii State, Highway Revenue, RB
$1,110	5.000%, 01/01/37	$1,185
20	5.000%, 01/01/38	21
380	5.000%, 01/01/40	399
	Hawaii State, Highway Revenue, Ser A, RB
1,025	5.000%, 01/01/30	1,064
1,045	5.000%, 01/01/33	1,053
385	5.000%, 01/01/36	406
620	4.000%, 01/01/32	614
330	4.000%, 01/01/36	314
	Hawaii State, Ser EO, GO
1,610	5.000%, 08/01/24, Pre-Refunded @ 100 (A)	1,625
1,210	5.000%, 08/01/29	1,217
1,105	5.000%, 08/01/30	1,110
	Hawaii State, Ser EP, GO
945	5.000%, 08/01/24, Pre-Refunded @ 100 (A)	954
	Hawaii State, Ser ET, GO
685	5.000%, 10/01/25, Pre-Refunded @ 100 (A)	701
2,000	4.000%, 10/01/26	2,006
	Hawaii State, Ser FB, GO
50	4.000%, 04/01/29	50
	Hawaii State, Ser FG, GO
150	5.000%, 10/01/27	155
125	5.000%, 10/01/28	129
560	5.000%, 10/01/30	577
275	5.000%, 10/01/31	283
	Hawaii State, Ser FH, GO
120	5.000%, 10/01/27	124
190	4.000%, 10/01/31	189
	Hawaii State, Ser FK, GO
2,025	5.000%, 05/01/29	2,114
	Hawaii State, Ser FN-REF, GO
685	5.000%, 10/01/30	718
	Hawaii State, Ser FT, GO
210	5.000%, 01/01/30	221
855	5.000%, 01/01/31	898
250	5.000%, 01/01/36	261
	Hawaii State, Ser FW, GO
2,040	5.000%, 01/01/37	2,137
1,290	5.000%, 01/01/39	1,337
650	4.000%, 01/01/37	630

September 30, 2023	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Face Amount (000)		Value (000)

Hawaii — (continued)
	Honolulu Hawaii City & County, Board of Water Supply, RB
$215	5.000%, 07/01/34	$241
140	5.000%, 07/01/36	153
400	5.000%, 07/01/42	421
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
100	5.000%, 07/01/24	101
410	5.000%, 07/01/24, Pre-Refunded @ 100 (A)	413
100	5.000%, 07/01/27	105
900	5.000%, 07/01/28	959
100	5.000%, 07/01/30	109
400	5.000%, 07/01/34	445
1,000	4.000%, 07/01/38	938
1,000	4.000%, 07/01/40	923
	Honolulu Hawaii City & County, GO
265	4.000%, 09/01/33	266
710	3.000%, 07/01/33	632
1,330	3.000%, 07/01/34	1,162
	Honolulu Hawaii City & County, RB, HUD SECT 8 Insured
550	5.000%, 06/01/27 (B)	559
	Honolulu Hawaii City & County, Ser A, GO
360	5.000%, 10/01/29	368
800	5.000%, 10/01/31	817
575	5.000%, 09/01/32	601
1,440	5.000%, 10/01/32	1,470
275	5.000%, 10/01/36	279
1,570	5.000%, 10/01/37	1,588
1,175	5.000%, 09/01/38	1,218
755	4.000%, 07/01/34	757
1,000	4.000%, 07/01/41	929
	Honolulu Hawaii City & County, Ser B, GO
650	5.000%, 07/01/37	696
	Honolulu Hawaii City & County, Ser C, GO
835	5.000%, 08/01/34	892
500	5.000%, 07/01/38	524
1,400	5.000%, 08/01/44	1,436
620	5.000%, 07/01/45	637
1,000	4.000%, 10/01/32	993
125	4.000%, 10/01/33	124
585	4.000%, 07/01/40	545
170	3.000%, 10/01/28	161

September 30, 2023	www.bishopstreetfunds.com

(unaudited)

Face Amount (000)		Value (000)

Hawaii — (continued)
	Honolulu Hawaii City & County, Ser F, GO
$625	5.000%, 07/01/33	$674
	Honolulu Hawaii City & County, Wastewater System Revenue, RB
1,000	5.000%, 07/01/25, Pre-Refunded @ 100 (A)	1,021
610	5.000%, 07/01/34	676
530	5.000%, 07/01/39	553
300	4.000%, 07/01/39	284
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser A, RB
360	5.000%, 07/01/31	371
500	5.000%, 07/01/34	550
575	5.000%, 07/01/49	589
1,420	4.000%, 07/01/39	1,328
1,000	4.000%, 07/01/44	907
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser B, RB
240	4.000%, 07/01/29	241
115	4.000%, 07/01/32	114
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser S, RB
795	5.000%, 07/01/25, Pre-Refunded @ 100 (A)	811
	Kauai County, GO
175	5.000%, 08/01/26	181
100	5.000%, 08/01/27	105
140	5.000%, 08/01/28	147
25	5.000%, 08/01/30	26
340	5.000%, 08/01/37	350
150	4.000%, 08/01/32	151
125	4.000%, 08/01/33	126
10	3.000%, 08/01/38	8
	Maui County, GO
460	5.000%, 03/01/24	462
430	5.000%, 03/01/27	449
500	5.000%, 03/01/29	532
1,550	5.000%, 03/01/34	1,679
400	5.000%, 03/01/38	422
500	4.000%, 03/01/36	497
55	3.125%, 06/01/31	51
500	3.000%, 06/01/27	480
	Maui County, RB
520	3.250%, 09/01/36	456

September 30, 2023	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Face Amount (000)		Value (000)

Hawaii — (continued)
	University of Hawaii, Ser B, RB
$1,510	5.000%, 10/01/34	$1,536
830	3.000%, 10/01/28	790
	University of Hawaii, Ser D, RB
700	4.000%, 10/01/32	702
275	4.000%, 10/01/33	275
100	3.000%, 10/01/30	93
	University of Hawaii, Ser E, RB
1,430	5.000%, 10/01/32	1,465
	University of Hawaii, Ser F, RB
100	5.000%, 10/01/27	105
600	5.000%, 10/01/33	627
2,425	5.000%, 10/01/35	2,526

		99,492

New York — 0.1%
125	New York City, Metropolitan Transportation Authority, Ser B, RB 5.000%, 11/15/23	125

Oklahoma — 0.5%
500	Comanche County, Educational Facilities Authority, Ser A, RB 5.000%, 12/01/30	526
19	Oklahoma State, Development Finance Authority, RB 5.000%, 06/01/44	19

		545

Texas — 1.0%
1,000	Tomball City, Independent School District, GO, PSF-GTD Insured 5.000%, 02/15/28	1,013

Wisconsin — 0.2%
250	Public Finance Authority, Student Housing, Ser A, RB 5.000%, 07/01/28 (C)	253

TOTAL MUNICIPAL BONDS (Cost $110,964)		102,362

September 30, 2023	www.bishopstreetfunds.com

(unaudited)

Shares		Value (000)
	CASH EQUIVALENT — 0.8%
842,574	First American Treasury Obligations Fund, Cl X, 5.267% (D) (Cost $ 843)	$843

TOTAL INVESTMENTS (Cost $ 111,807) —98.8%		$103,205

Percentages are based on Net Assets of $104,407 (000).

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutions. At September 30, 2023, these securities amounted to $$253(000), representing 0.2% of net assets of the Fund.

(D)	The rate reported is the 7-day effective yield as of September 30, 2023.

AMT—Alternative Minimum Tax

Cl—Class

COP—Certificate of Participation

GO—General Obligation

PSF-GTD—Guaranteed by Permanent School Fund

RB—Revenue Bond

Ser—Series

Cost figures are shown in thousands.

BSF-QH-001-4100

September 30, 2023	www.bishopstreetfunds.com